Operating Leases – Right-of-Use Assets (Tables)	6 Months Ended
Oct. 31, 2024
Operating Leases – Right-of-Use Assets [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of October 31, 2024 is as follows:

	Operating Leases
	JPY	USD
Remainder of 2025	4,177,500	27,420
2026	2,785,000	18,280
Total lease payment	6,962,500	45,700
Less imputed interest	(50,787)	(333)
Present value of operating lease liabilities	6,911,713	45,367
Less: current obligation	(6,911,713)	(45,367)
Long-term obligation on October 31, 2024	-	-

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the six months ended October 31, 2024
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	4,177,500	27,420
Weighted average remaining lease term of operating leases	0.92 years
Weighted average discount rate of operating leases	1.6%